UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concannon Wealth Management

Address: 1525 Valley Center Parkway Suite 310
         Bethlehem, PA 18017


Form 13F File Number: 028-1515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathryn M. Brown
Title: Partner
Phone: 610.814.2474

Signature, Place, and Date of Signing:

  Kathryn M. Brown         Bethlehem, PA 18017         April 17, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              115
                                                  -----------------------

Form 13F Information Table Value Total:             113663 (x1000)
                                                  -----------------------


List of Other Included Managers:

                          Concannon Wealth Management
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2       COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7     COLUMN 8
                               TITLE OF                    VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM           88579Y101       11      100SH                SOLE                               100
ACNB CORP                       COM           000868109        8      500SH                SOLE                               500
ALPHA NAT RES INC               COM           02076X102       16     2000SH                SOLE                              2000
ALTRIA GROUP INC                COM           02209S103     2229    64825SH                SOLE                             64825
AMAZON COM INC                  COM           023135106       13       50SH                SOLE                                50
AMERIPRISE FINL INC             COM           03076C106       12      159SH                SOLE                               159
APPLE INC                       COM           037833100     1397     3156SH                SOLE                              3156
AQUA AMERICA INC                COM           03836W103        3      100SH                SOLE                               100
ARCHER DANIELS MDLND CO         COM           039483102     4015   119035SH                SOLE                            119035
AT&T INC                        COM           00206R102       66     1812SH                SOLE                              1812
AXIALL CORP                     COM           05463D100       19      300SH                SOLE                               300
BANCO SANTANDER SA              ADR           05964H105        1      189SH                SOLE                               189
BARCLAYS BK PLC                 IPTHS&PMTETN  06740C519        9      400SH                SOLE                               400
BLACKROCK CORE BD TR            SHS BEN INT   09249E101       70     4745SH                SOLE                              4745
CA INC                          COM           12673P105     4181   166050SH                SOLE                            166050
CATERPILLAR INC DEL             COM           149123101        9      100SH                SOLE                               100
CENOVUS ENRGY INC               COM           15135U109        2       50SH                SOLE                                50
CENTURYLINK INC                 COM           156700106        1       35SH                SOLE                                35
CHEASAPEAKE ENRGY CORP          COM           165167107       37     1800SH                SOLE                              1800
CHEVRON CORP NEW                COM           166764100     1497    12600SH                SOLE                             12600
CONOCOPHILLIPS                  COM           20825C104      953    15850SH                SOLE                             15850
CONSOLIDATED EDISON INC         COM           209115104        8      125SH                SOLE                               125
CORNING INC                     COM           219350105     1601   120095SH                SOLE                            120095
CYS INVTS INC                   COM           12673A108     3106   264561SH                SOLE                            264561
DENBURY RES INC                 COM NEW       247916208        2      100SH                SOLE                               100
DEVON ENRGY CORP NEW            COM           25179M103       11      200SH                SOLE                               200
DOUGLAS DYNAMICS INC            COM           25960R105        7      500SH                SOLE                               500
EBIX INC                        COM NEW       278715206        4      250SH                SOLE                               250
EXXON MOBIL CORP                COM           30231G102     1729    19187SH                SOLE                             19187
FACEBOOK INC                    CL A          30303M102       28     1100SH                SOLE                              1100
FAIRPOINT COMM INC              COM NEW       305560302        0        2SH                SOLE                                 2
FRONTIER COMM CORP              COM           35906A108        0      102SH                SOLE                               102
GENERAL ELEC CO                 COM           369604103       37     1591SH                SOLE                              1591
GENERAL MTRS CO                 EXP7.10.201   37045V126        0       32SH                SOLE                                32
GENERAL MTRS CO                 EXP7.10.201   37045V118        1       32SH                SOLE                                32
GOLDMAN SACHS GRP INC           COM           38141G104      124      840SH                SOLE                               840
HERSHA HOSPITALITY TR           SH BEN INT A  427825104        8     1297SH                SOLE                              1297
HONG KONG TV NETWK L            SPON ADR      43858G107        3      500SH                SOLE                               500
HOSPIRA INC                     COM           441060100     1979    60290SH                SOLE                             60290
INTEL CORP                      COM           458140100     2958   135455SH                SOLE                            135455
ISHARES GOLD TRUST              ISHARES       464285105       48     3100SH                SOLE                              3100
ISHARES S&P GSCI COMMODITY I    UN BEN INT    46428R107     2640    80238SH                SOLE                             80238
ISHARES SILVER TRUST            ISHARES       46428Q109     1868    68110SH                SOLE                             68110
ISHARES TR                      BRCLY TIP BD  464287176    15397   126963SH                SOLE                            126963
ISHARES TR                      MSCI EMG MKT  464287234     1825    42676SH                SOLE                             42676
ISHARES TR                      S&P GBL FIN   464287333      120     2470SH                SOLE                              2470
ISHARES TR                      RUSS MCP VL   464287473        7      120SH                SOLE                               120
ISHARES TR                      COHENST RLTY  464287564        9      111SH                SOLE                               111
ISHARES TR                      RUSS1000GRW   464287614       64      894SH                SOLE                               894
ISHARES TR                      DJ US UTILS   464287697     3944    40622SH                SOLE                             40622
ISHARES TR                      BRCLY1-3YR CR 464288646      253     2400SH                SOLE                              2400
ISHARES TR                      S&P GLC STPL  464288737      768     9307SH                SOLE                              9307
ISHARES TR                      DJ OIL EQUIP  464288844      203     3545SH                SOLE                              3545
ISHARES TR                      HI DV EQT FD  46429B663     3136    47980SH                SOLE                             47980
JOHNSON & JOHNSON               COM           478160104     1701    20862SH                SOLE                             20862
JPMORGAN CHASE & CO             COM           46625h100       13      275SH                SOLE                               275
KINDER MORGAN ENRGY PART        UT LTD PTNR   494550106     4178    46543SH                SOLE                             46543
KRAFT FOODS GROUP INC           COM           50076Q106       18      350SH                SOLE                               350
LIVEPERSON INC                  COM           538146101        4      300SH                SOLE                               300
LUMOS NETWORKS CORP             COM           550283105        1       41SH                SOLE                                41
MAGNUM HUNTER RES CORP DEL      COM           55973B102       20     5000SH                SOLE                              5000
MARKEL CORP                     COM           570535104      302      600SH                SOLE                               600
MCDONALDS CORP                  COM           580135101     2168    21747SH                SOLE                             21747
MERCK & CO INC NEW              COM           58933Y105     2220    50235SH                SOLE                             50235
MOLYCORP INC DEL                COM           608753109        0       50SH                SOLE                                50
MONDELEZ INTL INC               CL A          609207105       32     1053SH                SOLE                              1053
NATIONAL PENN BANCSHARES INC    COM           637138108        8      772SH                SOLE                               772
NTELOS HLDGS CORP               COM NEW       67020Q305        1       44SH                SOLE                                44
NUVEEN DIVERSIFIED COMMODTY     COM UTBN INT  67074P104        2       76SH                SOLE                                76
OMICOM GROUP INC                COM           681919106       55      932SH                SOLE                               932
ONCOTHYREON INC                 COM           682324108        0      200SH                SOLE                               200
ORASURE TECH INC                COM           68554V108        2      300SH                SOLE                               300
PEPSICO INC                     COM           713448108       32      400SH                SOLE                               400
PFIZER INC                      COM           717081103     2258    78250SH                SOLE                             78250
PHILIP MORRIS INTL INC          COM           718172109     2254    24307SH                SOLE                             24307
PIEDMONT OFFICE REALTY TR IN    COM CL A      720190206        1       53SH                SOLE                                53
POWERSHARES QQQ TRUST           UNIT SER1     73935A104       13      185SH                SOLE                               185
PPL CORP                        COM           69351T106     2132    68089SH                SOLE                             68089
PROCTER & GAMBLE CO             COM           742718109      213     2764SH                SOLE                              2764
PROSHARES TR II                 VX MDTRM FTR  74347W692       14      530SH                SOLE                               530
PROSHARES TR II                 SHT VX STTRM  74347W627     1966   180375SH                SOLE                            180375
PRUDENTIAL FINL INC             COM           744320102        1       25SH                SOLE                                25
RACKSPACE HOSTING INC           COM           750086100        5      100SH                SOLE                               100
RAYTHEON CO                     COM NEW       755111507       12      200SH                SOLE                               200
SCHLUMBERGER LTD                COM           806857108       29      386SH                SOLE                               386
SCHWAB STRATEGIC TR             US TIPS ETF   808524870       15      250SH                SOLE                               250
SCHWEITZER-MAUDUIT INTL INC     COM           808541106        8      200SH                SOLE                               200
SELECT SECTOR SPDR TR           SBI INTUTILS  81369Y886        9      219SH                SOLE                               219
SELECT SECTOR SPDR TR           SBI CON STPL  81369Y308       16      400SH                SOLE                               400
SELECT SECTOR SPDR TR           SBI HLTHCRE   81369Y209       37      811SH                SOLE                               811
SOUTHERN CO                     COM           842587107     4114    87683SH                SOLE                             87683
SPDR GOLD TRUST                 GOLD SHS      78463V107     6580    42597SH                SOLE                             42597
SPDR S&P 500 ETF TR             TR UNIT       78462F103     2625    16757SH                SOLE                             16757
SPDR S&P MIDCAP 400 ETF TR      UTSER1S&PDCRP 78464A821       11      114SH                SOLE                               114
SPDR SERIES TRUST               S&P600 SMCPGW 78464A201       22      157SH                SOLE                               157
SPECTRA ENERGY CORP             COM           847560109        2       51SH                SOLE                                51
STAR SCIENTIFIC INC             COM           85517P101        0      100SH                SOLE                               100
STATE STR CORP                  COM           857477103      555     9400SH                SOLE                              9400
TORONTO DOMINION BK ONT         COM NEW       891160509       42      500SH                SOLE                               500
TURKCELL ILETISIM HIZMETLERI    SPON ADR NW   900111204        2      100SH                SOLE                               100
UIL HLDG CORP                   COM           902748102        2       55SH                SOLE                                55
UNION PAC CORP                  COM           907818108       36      256SH                SOLE                               256
US BANCORP DEL                  COM NEW       902973304        3       82SH                SOLE                                82
VANGUARD BD INDEX FD INC        TOT BND MRKT  921937835    11745   140427SH                SOLE                            140427
VANGUARD INDEX FDS              SMCP VALETF   922908611       17      202SH                SOLE                               202
VANGUARD INTL EQTY INDEX F      MSCI EMR MKT  922042858       15      359SH                SOLE                               359
VANGUARD NAT RESOURCES L        COM UNIT      92205F106        2       88SH                SOLE                                88
VERIZON COMM INC                COM           92343V104     3993    81241SH                SOLE                             81241
VODAFONE GROUP PLC NEW          SPONS ADR NEW 92857W209     3839   135189SH                SOLE                            135189
WASTE MGMT INC DEL              COM           94106L109     3829    97660SH                SOLE                             97660
WEB COM GROUP INC               COM           94733A104       34     2000SH                SOLE                              2000
WELLS FARGO & CO NEW            COM           949746101       11      295SH                SOLE                               295
YANZHOU COAL MNG CO LTD         SPONADR H SH  984846105        7      500SH                SOLE                               500
